UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Spartan®

Money Market

Fund

Annual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,010.00	$ 2.09
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.71	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 4/30/05	% of fund's investments 10/31/04	% of fund's investments 4/30/04
0 - 30	56.3	54.1	44.8
31 - 90	32.0	28.3	28.2
91 - 180	10.3	15.9	12.0
181 - 397	1.4	1.7	15.0
Weighted Average Maturity
	4/30/05	10/31/04	4/30/04
Spartan® Money Market Fund	39 Days	47 Days	77 Days
All Taxable Money Market Funds Average *	36 Days	41 Days	56 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Corporate Bonds 0.5%	Corporate Bonds 0.0%
Commercial Paper 24.2%	Commercial Paper 23.2%
Bank CDs, BAs, TDs, and Notes 54.7%	Bank CDs, BAs, TDs, and Notes 47.2%
Government Securities 1.6%	Government Securities 9.7%
Repurchase Agreements 21.2%	Repurchase Agreements 19.8%
Net Other Assets** (2.2)%	Net Other Assets 0.1%
** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	5/3/05	2/1/05	11/2/04	8/3/04	4/27/04
Spartan Money Market Fund	2.60%	2.02%	1.45%	1.01%	0.76%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
British Telecommunications PLC
12/15/05	3.38%	$ 2,620	$ 2,689
12/15/05	3.39	3,900	4,003
12/15/05	3.40	685	703
12/15/05	3.43	2,730	2,801
Deutsche Telekom International Finance BV
6/15/05	2.68	3,960	3,986
6/15/05	2.70	535	539
6/15/05	2.71	770	775
6/15/05	2.83	140	141
6/15/05	2.84	410	413
6/15/05	2.85	370	372
6/15/05	2.88	915	921
6/15/05	2.94	775	780
6/15/05	3.15	2,730	2,746
France Telecom SA
3/1/06	3.65 (a)	1,045	1,076
3/1/06	3.72 (a)	965	993
3/1/06	3.80 (a)	1,295	1,332
3/1/06	3.81 (a)	1,985	2,042
3/1/06	3.82 (a)	2,470	2,541
3/1/06	3.85 (a)	525	540
TOTAL CORPORATE BONDS			29,393
Certificates of Deposit - 27.2%

Domestic Certificates Of Deposit - 3.9%
Huntington National Bank, Columbus
7/25/05	3.18	5,000	5,000
10/24/05	3.41	5,000	5,000
Standard Federal Bank
6/28/05	3.04	15,000	15,000
Washington Mutual Bank, California
5/3/05	2.69	25,000	25,000
5/5/05	2.46	75,000	75,000
6/13/05	2.70	25,000	25,000
8/18/05	3.17	69,000	69,000
			219,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - 6.0%
Alliance & Leicester PLC
8/10/05	3.08%	$ 25,000	$ 25,000
Barclays Bank PLC
7/21/05	3.10	100,000	100,000
BNP Paribas SA
7/18/05	3.05	55,000	55,000
Credit Industriel et Commercial
8/1/05	3.03	25,000	25,000
8/8/05	3.08	50,000	50,000
8/11/05	3.09	25,000	25,000
Deutsche Bank AG
5/3/05	2.82	55,000	55,000
			335,000
New York Branch, Yankee Dollar, Foreign Banks - 17.3%
Banco Bilbao Vizcaya Argentaria SA
6/1/05	2.85 (c)	10,000	10,000
Bank of Tokyo-Mitsubishi Ltd.
8/3/05	3.16	50,000	50,000
8/9/05	3.18	60,000	60,000
BNP Paribas SA
5/3/05	2.71	25,000	25,000
5/23/05	2.92 (c)	55,000	54,996
7/1/05	2.80	80,000	80,000
7/1/05	2.83	25,000	25,000
Calyon
6/13/05	2.92 (c)	30,000	29,995
6/30/05	3.04	40,000	40,000
Canadian Imperial Bank of Commerce
5/16/05	3.01 (c)	60,000	60,000
5/31/05	3.00 (c)	25,000	24,999
DEPFA BANK PLC
6/24/05	3.03	50,000	50,000
Deutsche Bank AG
6/3/05	2.89 (c)	40,000	40,000
Dresdner Bank AG
7/18/05	2.86	10,000	10,000
8/2/05	3.05	45,000	45,000
Eurohypo AG
6/27/05	3.05	5,000	5,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
HBOS Treasury Services PLC
5/3/05	2.83% (c)	$ 25,000	$ 25,000
6/6/05	2.89 (c)	50,000	50,000
Landesbank Baden-Wuerttemberg
5/25/05	2.80 (c)	45,000	44,999
Mizuho Corporate Bank Ltd.
5/6/05	2.75	25,000	25,000
Royal Bank of Canada
6/15/05	2.93 (c)	25,000	24,996
Societe Generale
5/18/05	2.90 (c)	45,000	44,998
UBS AG
7/5/05	3.03 (c)	76,000	75,993
Unicredito Italiano Spa
5/12/05	2.72 (c)	10,000	9,999
7/14/05	3.07 (c)	25,000	24,998
7/27/05	3.11 (c)	25,000	24,998
			960,971
TOTAL CERTIFICATES OF DEPOSIT			1,514,971
Commercial Paper - 24.2%

Bank of America Corp.
8/5/05	3.13	50,000	49,588
CC USA, Inc.
6/10/05	2.91 (b)	40,000	39,872
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/17/05	2.89	50,000	49,936
Citicorp
5/4/05	2.85	25,000	24,994
Clipper Receivables LLC
7/20/05	3.14	10,000	9,931
7/21/05	3.10	10,000	9,931
Comcast Corp.
5/5/05	3.10 (b)	2,000	1,999
5/6/05	3.10 (b)	1,000	1,000
5/6/05	3.12 (b)	5,000	4,998
5/6/05	3.17 (b)	5,000	4,998
5/16/05	3.23 (b)	5,000	4,993
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
DaimlerChrysler NA Holding Corp.
5/16/05	3.10%	$ 5,000	$ 4,994
5/24/05	3.18	13,000	12,974
5/25/05	3.15	11,000	10,977
5/26/05	3.18	5,000	4,989
5/27/05	3.20	4,000	3,991
Dexia Delaware LLC
5/24/05	2.55	50,000	49,920
Dorada Finance, Inc.
7/28/05	3.15 (b)	85,000	84,351
Emerald (MBNA Credit Card Master Note Trust)
5/10/05	2.75	10,000	9,993
6/21/05	3.05	15,000	14,936
FCAR Owner Trust
6/15/05	2.85	25,000	24,912
9/15/05	3.29	20,000	19,753
9/16/05	3.29	6,000	5,925
10/4/05	3.35	2,000	1,971
Ford Motor Credit Co.
5/2/05	2.99	19,000	18,998
5/4/05	3.01	5,000	4,999
5/26/05	3.28	17,000	16,961
General Electric Capital Corp.
9/6/05	3.17	15,000	14,834
General Electric Capital Services, Inc.
9/6/05	3.17	40,000	39,556
Grampian Funding LLC
5/9/05	2.71	33,000	32,980
Grampian Funding Ltd.
6/14/05	2.67	25,000	24,920
International Lease Financial Corp.
7/14/05	3.10	5,000	4,968
7/18/05	3.10	5,000	4,967
Kellogg Co.
5/2/05	2.89	4,000	4,000
Motown Notes Program
5/3/05	2.71	65,000	64,990
5/10/05	2.75	20,000	19,986
5/13/05	2.87	40,000	39,962
5/18/05	2.82	14,000	13,981
6/3/05	3.00	10,000	9,973
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Motown Notes Program - continued
6/20/05	3.02%	$ 10,000	$ 9,958
6/20/05	3.05	20,000	19,916
7/5/05	3.09	5,000	4,972
7/12/05	3.10	5,000	4,969
7/13/05	3.09	17,000	16,894
7/13/05	3.11	10,000	9,937
7/19/05	3.10	15,000	14,899
7/25/05	3.18	15,000	14,888
Newcastle (Discover Card Master Trust)
5/2/05	2.71	5,000	5,000
6/9/05	3.06	20,300	20,233
6/20/05	3.00	30,000	29,876
6/21/05	3.07	15,000	14,935
Oracle Corp.
8/8/05	3.21	25,000	24,781
Paradigm Funding LLC
6/27/05	3.07	25,131	25,010
Park Granada LLC
5/2/05	2.90	15,000	14,999
5/3/05	2.84	40,000	39,994
5/5/05	2.84	40,000	39,987
6/27/05	3.04	69,000	68,670
6/29/05	3.02	10,000	9,951
6/29/05	3.03	75,000	74,630
6/29/05	3.06	15,000	14,925
6/30/05	3.07	14,000	13,929
Santander Finance, Inc.
8/24/05	3.11	15,000	14,853
SBC Communications, Inc.
5/3/05	2.81	4,750	4,749
6/1/05	2.96	16,000	15,959
6/6/05	2.98	7,000	6,979
6/7/05	3.01	9,000	8,972
6/21/05	3.07	10,000	9,957
Scaldis Capital LLC
7/15/05	3.09	15,000	14,904
Toyota Motor Credit Corp.
9/7/05	3.18	9,000	8,899
TOTAL COMMERCIAL PAPER			1,346,626
Federal Agencies - 1.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 0.8%
Agency Coupons - 0.8%
5/4/05	1.53%	$ 25,000	$ 25,000
5/13/05	1.58	20,000	20,000
			45,000
Federal Home Loan Bank - 0.8%
Agency Coupons - 0.8%
5/2/05	1.77	7,400	7,400
5/2/05	1.95	12,600	12,600
5/3/05	1.36	25,000	25,000
			45,000
TOTAL FEDERAL AGENCIES			90,000
Master Notes - 3.9%

Bear Stearns Companies, Inc.
9/12/05	3.34 (f)	23,000	23,000
Goldman Sachs Group, Inc.
5/11/05	2.96 (c)(f)	17,000	17,000
5/16/05	3.00 (c)(f)	60,000	60,000
5/26/05	2.94 (c)(f)	55,000	55,000
1/9/06	3.69 (f)	60,000	60,000
TOTAL MASTER NOTES			215,000
Medium-Term Notes - 17.8%

Allstate Life Global Funding II
5/9/05	2.91 (b)(c)	5,000	5,000
5/16/05	2.94 (b)(c)	5,000	5,000
5/16/05	2.98 (b)(c)	10,000	10,000
ASIF Global Financing XXX
5/23/05	3.01 (b)(c)	25,000	25,000
Bayerische Landesbank Girozentrale
5/19/05	2.82 (c)	45,000	45,000
BellSouth Telecommunications
6/6/05	3.00 (c)	10,000	10,000
BMW U.S. Capital LLC
5/16/05	2.92 (b)(c)	8,000	8,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Citigroup Global Markets Holdings, Inc.
6/6/05	3.01% (c)	$ 10,000	$ 10,001
Descartes Funding Trust
5/16/05	2.95 (c)	10,000	10,000
General Electric Capital Corp.
5/9/05	2.88 (c)	64,000	64,000
5/9/05	3.01 (c)	55,000	55,000
5/17/05	3.07 (c)	60,000	60,003
HBOS Treasury Services PLC
6/24/05	3.08 (c)	60,000	60,000
Household Finance Corp.
5/5/05	2.83 (c)	5,000	5,000
HSBC Finance Corp.
5/24/05	3.01 (c)	22,000	22,000
Metropolitan Life Insurance Co.
5/6/05	2.86 (b)(c)	5,000	5,000
Morgan Stanley
5/2/05	3.02 (c)	7,000	7,000
5/4/05	2.90 (c)	15,000	15,000
5/16/05	2.95 (c)	17,000	17,000
5/16/05	3.07 (c)	15,000	15,007
5/27/05	3.08 (c)	31,000	31,000
Pacific Life Global Funding
5/4/05	2.86 (b)(c)	5,000	5,000
5/13/05	2.92 (c)	5,000	5,000
RACERS
5/23/05	3.00 (b)(c)	50,000	50,000
Royal Bank of Scotland PLC
5/23/05	2.97 (b)(c)	45,000	45,000
SBC Communications, Inc.
6/5/05	2.39 (b)	5,000	5,008
SLM Corp.
5/2/05	2.89 (b)(c)	35,000	35,000
Verizon Global Funding Corp.
6/15/05	3.12 (c)	145,000	145,005
Washington Mutual Bank, California
7/27/05	3.16 (c)	45,000	45,000
8/4/05	3.19 (c)	30,000	30,000
Wells Fargo & Co.
5/3/05	2.92 (c)	30,000	30,000
5/16/05	2.92 (c)	52,500	52,500
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
WestLB AG
5/10/05	2.92% (b)(c)	$ 24,000	$ 24,000
6/30/05	3.09 (b)(c)	26,000	26,000
Westpac Banking Corp.
6/13/05	2.99 (c)	10,000	10,000
TOTAL MEDIUM-TERM NOTES			991,524
Short-Term Notes - 4.4%

Jackson National Life Insurance Co.
7/1/05	3.24 (c)(f)	34,000	34,000
Metropolitan Life Insurance Co.
5/31/05	3.13 (b)(c)	10,000	10,000
7/1/05	3.29 (c)(f)	25,000	25,000
Monumental Life Insurance Co.
5/1/05	2.94 (c)(f)	35,000	35,000
5/1/05	3.00 (c)(f)	29,000	29,000
New York Life Insurance Co.
7/1/05	3.23 (c)(f)	60,000	60,000
Transamerica Occidental Life Insurance Co.
5/1/05	2.91 (c)(f)	50,000	50,000
TOTAL SHORT-TERM NOTES			243,000
Municipal Securities - 1.4%

Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series A, 2.9% tender 5/3/05, CP mode		10,000	10,000
Metropolitan Trans. Auth. Dedicated Tax Fund Series 2004 D1, 3.04% (AMBAC Insured), VRDN (c)		10,300	10,300
New Mexico Gen. Oblig. Participating VRDN Series LB 04 L45, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)		6,800	6,800
New York State Dorm. Auth. Revs. (Mental Health Svcs. Facilities Impt. Proj.) Series F2C, 3.04% (FSA Insured), VRDN (c)		7,400	7,400
New York Transitional Fin. Auth. Rev. Series 2003 2C, 3.04% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)		6,800	6,800
Pennsylvania Higher Edl. Facilities Auth. Health Svcs. Rev. Series 1994 B, 3.03%, LOC BNP Paribas SA, LOC Bayerische Landesbank Girozentrale, VRDN (c)		34,275	34,275
TOTAL MUNICIPAL SECURITIES			75,575
Repurchase Agreements - 21.2%
		Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 4/29/05 due 5/2/05 At 2.98%)		$ 37,024	$ 37,015
With:
Banc of America Securities LLC At 3.13%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $244,659,393, 0% - 10.11%, 2/19/06 - 3/19/45)		150,039	150,000
Citigroup Global Markets, Inc. At 3.1%, dated 4/29/05 due 5/2/05 (Collateralized by Corporate Obligations with principal amounts of $265,424,406, 3.15% - 10.05%, 4/10/06 - 3/8/40)		250,065	250,000
Credit Suisse First Boston, Inc. At:
3.06%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $179,892,053, 5% - 5.5%, 4/1/25 - 12/1/34)		175,045	175,000
3.1%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $94,216,170, 5%, 5/1/18 - 5/1/34)		75,019	75,000
Goldman Sachs & Co. At:
3.11%, dated 3/22/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $86,412,630, 3.18% - 5.5%, 3/25/35 - 5/25/42) (c)(e)		59,321	59,000
3.12%, dated 3/22/05 due 5/24/05 (Collateralized by Equity Securities valued at $26,250,050) (c)(e)		25,137	25,000
J.P. Morgan Securities, Inc. At 2.88%, dated 3/23/05 due 5/4/05 (Collateralized by Corporate Obligations with principal amounts of $54,210,000, 2.87% - 8%, 11/27/06 - 12/29/09)		50,168	50,000
Merrill Lynch, Pierce, Fenner & Smith At 3.15%, dated 4/29/05 due 7/27/05 (Collateralized by Corporate Obligations with principal amounts of $83,918,000, 7.25% - 9.63%, 11/1/05 - 8/15/16) (c)(e)		82,639	82,000
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Morgan Stanley & Co. At:
2.88%, dated 3/23/05 due 5/4/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $157,088,875, 3.14% - 4.13%, 5/25/34 - 6/25/35)		$ 110,370	$ 110,000
3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,075,241,292, 0.72% - 15.41%, 5/15/06 - 8/12/40)		81,021	81,000
Wachovia Securities, Inc. At 3.07%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $228,816,019, 2.76% - 7.19%, 8/15/08 - 11/10/41)		89,023	89,000
TOTAL REPURCHASE AGREEMENTS			1,183,015
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $5,689,104)			5,689,104
NET OTHER ASSETS - (2.2)%			(123,621)
NET ASSETS - 100%			$ 5,565,483
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $400,219,000 or 7.2% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $448,000,000 or 8.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 23,000
Goldman Sachs Group, Inc.: 2.94%, 5/26/05	8/26/04	$ 55,000
2.96%, 5/11/05	1/13/05	$ 17,000
3%, 5/16/05	2/14/05	$ 60,000
3.69%, 1/9/06	4/12/05	$ 60,000
Jackson National Life Insurance Co. 3.24%, 7/1/05	3/31/03	$ 34,000
Metropolitan Life Insurance Co. 3.29%, 7/1/05	3/26/02	$ 25,000
Monumental Life Insurance Co.: 2.94%, 5/1/05	2/1/00	$ 35,000
3%, 5/1/05	7/31/98 - 9/17/98	$ 29,000
New York Life Insurance Co. 3.23%, 7/1/05	2/28/02	$ 60,000
Transamerica Occidental Life Insurance Co. 2.91%, 5/1/05	4/28/00	$ 50,000
Income Tax Information
At April 30, 2005, the fund had a capital loss carryforward of approximately $500,000 of which $2,000, $97,000 and $401,000 will expire on April 30, 2008, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $1,183,015) (cost $5,689,104) - See accompanying schedule		$ 5,689,104
Cash		111
Receivable for fund shares sold		17,198
Interest receivable		11,267
Other affiliated receivables		19
Total assets		5,717,699

Liabilities
Payable for investments purchased	$ 140,000
Payable for fund shares redeemed	9,573
Distributions payable	535
Accrued management fee	1,943
Other affiliated payables	165
Total liabilities		152,216

Net Assets		$ 5,565,483
Net Assets consist of:
Paid in capital		$ 5,565,754
Distributions in excess of net investment income		(165)
Accumulated undistributed net realized gain (loss) on investments		(106)
Net Assets, for 5,565,809 shares outstanding		$ 5,565,483
Net Asset Value, offering price and redemption price per share ($5,565,483 ÷ 5,565,809 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2005

Investment Income
Interest		$ 109,102

Expenses
Management fee	$ 23,551
Independent trustees' compensation	30
Appreciation in deferred trustee compensation account	2
Total expenses before reductions	23,583
Expense reductions	(57)	23,526
Net investment income		85,576
Net realized gain (loss) on investment securities		(620)
Net increase in net assets resulting from operations		$ 84,956

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 85,576	$ 50,634
Net realized gain (loss)	(620)	(148)
Net increase in net assets resulting from operations	84,956	50,486
Distributions to shareholders from net investment income	(85,601)	(50,634)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,254,419	2,816,342
Reinvestment of distributions	81,691	48,207
Cost of shares redeemed	(3,442,519)	(4,255,141)
Net increase (decrease) in net assets and shares resulting from share transactions	(106,409)	(1,390,592)
Total increase (decrease) in net assets	(107,054)	(1,390,740)

Net Assets
Beginning of period	5,672,537	7,063,277
End of period (including distributions in excess of net investment income of $165 and $0, respectively)	$ 5,565,483	$ 5,672,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.008	.013	.028	.060
Distributions from net investment income	(.015)	(.008)	(.013)	(.028)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.54%	.81%	1.35%	2.81%	6.14%
Ratios to Average Net Assets C
Expenses before expense reductions	.42%	.42%	.42%	.43%	.45%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.43%	.45%
Expenses net of all reductions	.42%	.42%	.42%	.42%	.45%
Net investment income	1.52%	.81%	1.35%	2.82%	5.96%
Supplemental Data
Net assets, end of period (in millions)	$ 5,565	$ 5,673	$ 7,063	$ 8,306	$ 10,317

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and deferred trustees compensation.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	(31)
Net unrealized appreciation (depreciation)	(31)
Undistributed ordinary income	665
Capital loss carryforward	(500)

Cost for federal income tax purposes	$ 5,689,135

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 85,601	$ 50,634

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $86 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)
Lender	$ 16,383	2.44%	$ 28

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $57.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 9, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Indepedent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1993

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Money Market (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Hereford Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care system (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Hereford Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of Spartan Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Spartan Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Kenneth J. Anderson (40)

Year of Election or Appointment: 2004

Vice President of Spartan Money Market. Mr. Anderson also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Anderson worked as a trader, analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment:2005

Deputy Treasurer of Spartan Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2004-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1991 Assistant Treasurer of Spartan Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Spartan Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

A total of 3% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	3,354,958,317.34	76.079
Against	815,654,662.74	18.495
Abstain	204,417,324.47	4.636
Broker Non-Votes	34,820,281.00	0.790
TOTAL	4,409,850,585.55	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	4,173,972,769.03	94.651
Withheld	235,877,816.52	5.349
TOTAL	4,409,850,585.55	100.000
Dennis J. Dirks
Affirmative	4,177,622,605.65	94.734
Withheld	232,227,979.90	5.266
TOTAL	4,409,850,585.55	100.000
Robert M. Gates
Affirmative	4,166,346,870.69	94.478
Withheld	243,503,714.86	5.522
TOTAL	4,409,850,585.55	100.000
George H. Heilmeier
Affirmative	4,173,841,311.50	94.648
Withheld	236,009,274.05	5.352
TOTAL	4,409,850,585.55	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,146,145,956.85	94.020
Withheld	263,704,628.70	5.980
TOTAL	4,409,850,585.55	100.000
Edward C. Johnson 3d
Affirmative	4,143,007,943.79	93.949
Withheld	266,842,641.76	6.051
TOTAL	4,409,850,585.55	100.000
Marie L. Knowles
Affirmative	4,176,373,191.87	94.706
Withheld	233,477,393.68	5.294
TOTAL	4,409,850,585.55	100.000
Ned C. Lautenbach
Affirmative	4,178,494,616.80	94.754
Withheld	231,355,968.75	5.246
TOTAL	4,409,850,585.55	100.000
Marvin L. Mann
Affirmative	4,168,775,381.23	94.533
Withheld	241,075,204.32	5.467
TOTAL	4,409,850,585.55	100.000
William O. McCoy
Affirmative	4,166,417,184.76	94.480
Withheld	243,433,400.79	5.520
TOTAL	4,409,850,585.55	100.000
Robert L. Reynolds
Affirmative	4,175,629,597.39	94.689
Withheld	234,220,988.16	5.311
TOTAL	4,409,850,585.55	100.000
Cornelia M. Small
Affirmative	4,175,047,374.28	94.675
Withheld	234,803,211.27	5.325
TOTAL	4,409,850,585.55	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	4,173,214,036.13	94.634
Withheld	236,636,549.42	5.366
TOTAL	4,409,850,585.55	100.000
Kenneth L. Wolfe
Affirmative	4,176,904,649.50	94.718
Withheld	232,945,936.05	5.282
TOTAL	4,409,850,585.55	100.000
A Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPM-UANN-0605
1.784732.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Government
Money Market

Fund

Annual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,009.70	$ 2.09
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.71	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 4/30/05	% of fund's investments 10/31/04	% of fund's investments 4/30/04
0 - 30	71.2	67.0	39.9
31 - 90	21.2	13.7	34.6
91 - 180	7.6	16.8	13.7
181 - 397	0.0	2.5	11.8
Weighted Average Maturity
	4/30/05	10/31/04	4/30/04
Spartan® U.S. Government Money Market Fund	24 Days	42 Days	81 Days
Government Retail Money Market Funds Average*	36 Days	42 Days	58 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Federal Agency Issues 37.7%	Federal Agency Issues 56.3%
Repurchase Agreements 62.2%	Repurchase Agreements 43.7%
Net Other Assets 0.1%	Net Other Assets 0.0%

Current and Historical Seven-Day Yields

	5/3/05	2/1/05	11/2/04	8/3/04	4/27/04
Spartan U.S. Government Money Market Fund	2.54%	1.91%	1.41%	1.00%	0.68%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Federal Agencies - 37.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 24.0%
Agency Coupons - 14.6%
5/3/05	1.38%	$ 3,000,000	$ 3,000,000
5/3/05	2.84	5,000,000	4,999,577
5/4/05	1.53	5,000,000	5,000,000
5/13/05	1.58	6,000,000	6,000,000
5/22/05	2.75 (a)	5,000,000	4,996,686
6/6/05	2.82 (a)	13,000,000	12,997,196
6/21/05	2.93 (a)	20,000,000	19,980,557
7/3/05	2.99 (a)	16,350,000	16,345,272
			73,319,288
Discount Notes - 9.4%
7/6/05	2.75	4,000,000	3,980,090
7/13/05	3.06	5,000,000	4,969,228
8/3/05	2.96	3,657,000	3,629,117
8/10/05	2.89	5,000,000	4,960,021
8/17/05	2.95	10,952,000	10,856,389
8/17/05	2.99	10,000,000	9,911,500
9/6/05	3.10	8,961,000	8,863,823
			47,170,168
			120,489,456
Federal Home Loan Bank - 13.3%
Agency Coupons - 13.3%
5/2/05	2.63 (a)	5,000,000	4,995,654
5/2/05	2.78 (a)	10,000,000	9,999,277
5/10/05	2.66 (a)	10,000,000	9,993,344
5/26/05	2.77 (a)	20,000,000	19,996,336
6/13/05	2.88 (a)	18,000,000	17,984,035
6/15/05	3.00	4,000,000	3,996,031
			66,964,677
Freddie Mac - 0.4%
Agency Coupons - 0.4%
5/15/05	2.90	2,000,000	1,999,018
TOTAL FEDERAL AGENCIES			189,453,151
Repurchase Agreements - 62.2%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 4/29/05 due 5/2/05 At 2.98%) (b)	$ 286,498,125	$ 286,427,000
With Barclays Capital, Inc. At 3.03%, dated 4/29/05 due 6/22/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $26,999,654, 4.42% - 4.57%, 12/1/34 - 4/1/35)	26,118,170	26,000,000
TOTAL REPURCHASE AGREEMENTS		312,427,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $501,880,151)		501,880,151
NET OTHER ASSETS - 0.1%		374,632
NET ASSETS - 100%		$ 502,254,783
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$286,427,000 due 5/2/05 at 2.98%
Banc of America Securities LLC.	$23,174,720
Bank of America, National Association	40,191,188
Barclays Capital Inc.	40,191,188
Goldman Sachs & Co.	40,191,188
Greenwich Capital Markets, Inc.	20,095,594
Morgan Stanley & Co. Incorporated.	80,382,375
Wachovia Capital Markets, LLC	20,095,594
WestLB AG	22,105,153
$ 286,427,000
Income Tax Information
At April 30, 2005, the fund had a capital loss carryforward of approximately $71,114 of which $13,793 and $57,321 will expire on April 30, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $312,427,000) (cost $501,880,151) - See accompanying schedule		$ 501,880,151
Cash		410
Receivable for fund shares sold		396,573
Interest receivable		578,155
Total assets		502,855,289

Liabilities
Payable for fund shares redeemed	$ 371,510
Distributions payable	48,022
Accrued management fee	177,353
Other affiliated payables	3,621
Total liabilities		600,506

Net Assets		$ 502,254,783
Net Assets consist of:
Paid in capital		$ 502,312,289
Undistributed net investment income		34,090
Accumulated undistributed net realized gain (loss) on investments		(91,596)
Net Assets, for 502,277,081 shares outstanding		$ 502,254,783
Net Asset Value, offering price and redemption price per share ($502,254,783 ÷ 502,277,081 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2005

Investment Income
Interest		$ 10,136,051

Expenses
Management fee	$ 2,275,818
Independent trustees' compensation	3,010
Total expenses before reductions	2,278,828
Expense reductions	(2,095)	2,276,733
Net investment income		7,859,318
Net realized gain (loss) on investment securities		(69,529)
Net increase in net assets resulting from operations		$ 7,789,789

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,859,318	$ 5,037,202
Net realized gain (loss)	(69,529)	(21,563)
Net increase in net assets resulting from operations	7,789,789	5,015,639
Distributions to shareholders from net investment income	(7,890,814)	(4,997,020)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	221,239,371	289,216,269
Reinvestment of distributions	7,495,520	4,743,888
Cost of shares redeemed	(306,530,750)	(452,966,337)
Net increase (decrease) in net assets and shares resulting from share transactions	(77,795,859)	(159,006,180)
Total increase (decrease) in net assets	(77,896,884)	(158,987,561)

Net Assets
Beginning of period	580,151,667	739,139,228
End of period (including undistributed net investment income of $34,090 and undistributed net investment income of $40,182, respectively)	$ 502,254,783	$ 580,151,667

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.007	.013	.028	.059
Distributions from net investment income	(.015)	(.007)	(.013)	(.028)	(.059)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.49%	.75%	1.30%	2.84%	6.02%
Ratios to Average Net Assets C
Expenses before expense reductions	.42%	.42%	.42%	.43%	.45%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.43%	.45%
Expenses net of all reductions	.42%	.42%	.42%	.42%	.45%
Net investment income	1.45%	.76%	1.31%	2.75%	5.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 502,255	$ 580,152	$ 739,139	$ 918,804	$ 853,640

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

1. Significant Accounting Policies.

Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	37,781
Capital loss carryforward	(71,114)

Cost for federal income tax purposes	$ 501,880,151

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 7,890,814	$ 4,997,020

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $4,340 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $2,095.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Government Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Government Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Government Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 9, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1993

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan U.S. Government Money Market (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Hereford Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care system (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Hereford Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of Spartan U.S. Government Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Spartan U.S. Government Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Timothy R. Huyck (40)

Year of Election or Appointment: 2004

Vice President of Spartan U.S. Government Money Market. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a bond trader and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Government Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan U.S. Government Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan U.S. Government Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan U.S. Government Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan U.S. Government Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan U.S. Government Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Government Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan U.S. Government Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment:2005

Deputy Treasurer of Spartan U.S. Government Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2004-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1990 Assistant Treasurer of Spartan U.S. Government Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan U.S. Government Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan U.S. Government Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

A total of 16.93% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	3,354,958,317.34	76.079
Against	815,654,662.74	18.495
Abstain	204,417,324.47	4.636
Broker Non-Votes	34,820,281.00	0.790
TOTAL	4,409,850,585.55	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	4,173,972,769.03	94.651
Withheld	235,877,816.52	5.349
TOTAL	4,409,850,585.55	100.000
Dennis J. Dirks
Affirmative	4,177,622,605.65	94.734
Withheld	232,227,979.90	5.266
TOTAL	4,409,850,585.55	100.000
Robert M. Gates
Affirmative	4,166,346,870.69	94.478
Withheld	243,503,714.86	5.522
TOTAL	4,409,850,585.55	100.000
George H. Heilmeier
Affirmative	4,173,841,311.50	94.648
Withheld	236,009,274.05	5.352
TOTAL	4,409,850,585.55	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,146,145,956.85	94.020
Withheld	263,704,628.70	5.980
TOTAL	4,409,850,585.55	100.000
Edward C. Johnson 3d
Affirmative	4,143,007,943.79	93.949
Withheld	266,842,641.76	6.051
TOTAL	4,409,850,585.55	100.000
Marie L. Knowles
Affirmative	4,176,373,191.87	94.706
Withheld	233,477,393.68	5.294
TOTAL	4,409,850,585.55	100.000
Ned C. Lautenbach
Affirmative	4,178,494,616.80	94.754
Withheld	231,355,968.75	5.246
TOTAL	4,409,850,585.55	100.000
Marvin L. Mann
Affirmative	4,168,775,381.23	94.533
Withheld	241,075,204.32	5.467
TOTAL	4,409,850,585.55	100.000
William O. McCoy
Affirmative	4,166,417,184.76	94.480
Withheld	243,433,400.79	5.520
TOTAL	4,409,850,585.55	100.000
Robert L. Reynolds
Affirmative	4,175,629,597.39	94.689
Withheld	234,220,988.16	5.311
TOTAL	4,409,850,585.55	100.000
Cornelia M. Small
Affirmative	4,175,047,374.28	94.675
Withheld	234,803,211.27	5.325
TOTAL	4,409,850,585.55	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	4,173,214,036.13	94.634
Withheld	236,636,549.42	5.366
TOTAL	4,409,850,585.55	100.000
Kenneth L. Wolfe
Affirmative	4,176,904,649.50	94.718
Withheld	232,945,936.05	5.282
TOTAL	4,409,850,585.55	100.000
A Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Annual Report

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

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Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPU-UANN-0605
1.784733.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Treasury
Money Market

Fund

Annual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,009.20	$ 2.39
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.41	$ 2.41

* Expenses are equal to the Fund's annualized expense ratio of .48%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 4/30/05	% of fund's investments 10/31/04	% of fund's investments 4/30/04
0 - 30	45.4	57.8	19.6
31 - 90	53.6	31.3	51.1
91 - 180	1.0	10.9	12.2
181 - 397	0.0	0.0	17.1
Weighted Average Maturity
	4/30/05	10/31/04	4/30/04
Spartan® U.S. Treasury Money Market Fund	39 Days	50 Days	72 Days
Treasury Retail Money Market Funds Average*	53 Days	60 Days	71 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
U.S. Treasury Bills 83.9%	U.S. Treasury Bills 88.1%
U.S. Treasury Bonds and U.S. Treasury Notes 15.7%	U.S. Treasury Bonds and U.S. Treasury Notes 11.6%
Net Other Assets 0.4%	Net Other Assets 0.3%

Current and Historical Seven-Day Yields

	5/3/05	2/1/05	11/2/04	8/3/04	4/27/04
Spartan U.S. Treasury Money Market Fund	2.35%	1.81%	1.30%	0.82%	0.62%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments April 30, 2005

Showing Percentage of Net Assets

U.S. Treasury Obligations - 99.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 83.9%
5/5/05	2.49%	$ 91,978	$ 91,953
5/5/05	2.54	20,000	19,994
5/5/05	2.58	50,000	49,986
5/19/05	2.55	95,000	94,880
5/19/05	2.56	85,000	84,892
5/26/05	2.62	50,000	49,910
5/26/05	2.63	50,000	49,909
5/26/05	2.73	92,000	91,826
5/26/05	2.74	67,000	66,873
6/2/05	2.71	32,600	32,522
6/2/05	2.72	100,000	99,760
6/2/05	2.73	115,000	114,722
6/9/05	2.71	79,000	78,769
6/9/05	2.72 (a)	101,000	100,696
6/16/05	2.68	65,000	64,779
6/23/05	2.82	120,000	119,505
6/30/05	2.80	130,000	129,398
7/7/05	2.76	75,000	74,617
7/7/05	2.80	38,190	37,992
7/14/05	2.77	70,000	69,604
7/21/05	2.80	59,200	58,829
7/21/05	2.81	40,800	40,544
7/28/05	2.79	65,000	64,561
8/11/05	2.74	20,000	19,847
			1,706,368
U.S. Treasury Bonds - 1.6%
5/15/05	2.62	32,553	32,643
U.S. Treasury Notes - 14.1%
5/15/05	2.49	40,000	40,064
5/15/05	2.60	8,686	8,698
5/15/05	2.68	115,000	115,175
5/15/05	2.69	31,000	31,047
5/15/05	2.71	25,000	25,035
5/15/05	2.74	67,400	67,498
			287,517
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,026,528)	2,026,528
NET OTHER ASSETS - 0.4%	8,477
NET ASSETS - 100%	$ 2,035,005
Legend

(a) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $100,696,000. The principal amount of the outstanding reverse repurchase agreement is $100,717,000.

Income Tax Information
At April 30, 2005, the fund had a capital loss carryforward of approximately $632,000 of which $51,000, $205,000 and $376,000 will expire on April 30, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2005

Assets
Investment in securities, at value (cost $2,026,528) - See accompanying schedule		$ 2,026,528
Receivable for investments sold		100,714
Receivable for fund shares sold		3,693
Interest receivable		10,403
Total assets		2,141,338

Liabilities
Payable for fund shares redeemed	$ 4,641
Distributions payable	231
Accrued management fee	725
Reverse repurchase agreement payable	100,731
Other affiliated payables	5
Total liabilities		106,333

Net Assets		$ 2,035,005
Net Assets consist of:
Paid in capital		$ 2,035,447
Undistributed net investment income		49
Accumulated undistributed net realized gain (loss) on investments		(491)
Net Assets, for 2,035,178 shares outstanding		$ 2,035,005
Net Asset Value, offering price and redemption price per share ($2,035,005 ÷ 2,035,178 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2005

Investment Income
Interest		$ 39,324

Expenses
Management fee	$ 9,165
Independent trustees' compensation	12
Interest	803
Total expenses before reductions	9,980
Expense reductions	(29)	9,951
Net investment income		29,373
Net realized gain (loss) on investment securities		(345)
Net increase in net assets resulting from operations		$ 29,028

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2005	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,373	$ 15,616
Net realized gain (loss)	(345)	(158)
Net increase in net assets resulting from operations	29,028	15,458
Distributions to shareholders from net investment income	(29,377)	(15,616)
Distributions to shareholders from net realized gain	(223)	-
Total distributions	(29,600)	(15,616)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,175,870	1,109,436
Reinvestment of distributions	27,834	14,630
Cost of shares redeemed	(1,402,818)	(1,502,303)
Net increase (decrease) in net assets and shares resulting from share transactions	(199,114)	(378,237)
Total increase (decrease) in net assets	(199,686)	(378,395)

Net Assets
Beginning of period	2,234,691	2,613,086
End of period (including undistributed net investment income of $49 and $0, respectively)	$ 2,035,005	$ 2,234,691

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.006	.012	.026	.056
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.014	.006	.012	.026	.056
Distributions from net investment income	(.014)	(.006)	(.012)	(.026)	(.056)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.014)	(.006)	(.012)	(.026)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.38%	.65%	1.23%	2.66%	5.70%
Ratios to Average Net Assets C
Expenses before expense reductions	.46%	.42%	.42%	.43%	.46%
Expenses net of voluntary waivers, if any	.46%	.42%	.42%	.43%	.46%
Expenses net of all reductions	.46%	.42%	.42%	.42%	.45%
Net investment income	1.34%	.65%	1.21%	2.57%	5.53%
Supplemental Data
Net assets, end of period (in millions)	$ 2,035	$ 2,235	$ 2,613	$ 2,483	$ 2,257

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	(1)
Net unrealized appreciation (depreciation)	(1)
Undistributed ordinary income	199
Capital loss carryforward	(632)

Cost for federal income tax purposes	$ 2,026,529

The tax character of distributions paid was as follows:

	April 30, 2005	April 30, 2004
Ordinary Income	$ 29,600	$ 15,616

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the fund may enter into reverse repurchase agreements whereby the fund transfers securities to a counterparty who then agrees to transfer them back to the fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

its obligation, because of insolvency or other reasons, the fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $97,514. The weighted average interest rate was 1.51%. Information regarding reverse repurchase agreements open at period end is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $11 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's management fee. During the period, these credits reduced the fund's management fee by $29.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Treasury Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Treasury Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Treasury Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 9, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1993

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan U.S. Treasury Money Market (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Hereford Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care system (1996-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Hereford Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of Spartan U.S. Treasury Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Spartan U.S. Treasury Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Timothy R. Huyck (40)

Year of Election or Appointment: 2004

Vice President of Spartan U.S. Treasury Money Market. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a bond trader and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Treasury Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan U.S. Treasury Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan U.S. Treasury Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan U.S. Treasury Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan U.S. Treasury Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan U.S. Treasury Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Treasury Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan U.S. Treasury Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment:2005

Deputy Treasurer of Spartan U.S. Treasury Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2004-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)
Year of Election or Appointment: 1988 Assistant Treasurer of Spartan U.S. Treasury Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan U.S. Treasury Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan U.S. Treasury Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	3,354,958,317.34	76.079
Against	815,654,662.74	18.495
Abstain	204,417,324.47	4.636
Broker Non-Votes	34,820,281.00	0.790
TOTAL	4,409,850,585.55	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	4,173,972,769.03	94.651
Withheld	235,877,816.52	5.349
TOTAL	4,409,850,585.55	100.000
Dennis J. Dirks
Affirmative	4,177,622,605.65	94.734
Withheld	232,227,979.90	5.266
TOTAL	4,409,850,585.55	100.000
Robert M. Gates
Affirmative	4,166,346,870.69	94.478
Withheld	243,503,714.86	5.522
TOTAL	4,409,850,585.55	100.000
George H. Heilmeier
Affirmative	4,173,841,311.50	94.648
Withheld	236,009,274.05	5.352
TOTAL	4,409,850,585.55	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,146,145,956.85	94.020
Withheld	263,704,628.70	5.980
TOTAL	4,409,850,585.55	100.000
Edward C. Johnson 3d
Affirmative	4,143,007,943.79	93.949
Withheld	266,842,641.76	6.051
TOTAL	4,409,850,585.55	100.000
Marie L. Knowles
Affirmative	4,176,373,191.87	94.706
Withheld	233,477,393.68	5.294
TOTAL	4,409,850,585.55	100.000
Ned C. Lautenbach
Affirmative	4,178,494,616.80	94.754
Withheld	231,355,968.75	5.246
TOTAL	4,409,850,585.55	100.000
Marvin L. Mann
Affirmative	4,168,775,381.23	94.533
Withheld	241,075,204.32	5.467
TOTAL	4,409,850,585.55	100.000
William O. McCoy
Affirmative	4,166,417,184.76	94.480
Withheld	243,433,400.79	5.520
TOTAL	4,409,850,585.55	100.000
Robert L. Reynolds
Affirmative	4,175,629,597.39	94.689
Withheld	234,220,988.16	5.311
TOTAL	4,409,850,585.55	100.000
Cornelia M. Small
Affirmative	4,175,047,374.28	94.675
Withheld	234,803,211.27	5.325
TOTAL	4,409,850,585.55	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	4,173,214,036.13	94.634
Withheld	236,636,549.42	5.366
TOTAL	4,409,850,585.55	100.000
Kenneth L. Wolfe
Affirmative	4,176,904,649.50	94.718
Withheld	232,945,936.05	5.282
TOTAL	4,409,850,585.55	100.000
A Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Annual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TMM-UANN-0605
1.784734.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, April 30, 2005, Fidelity Hereford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Spartan Money Market Fund, Spartan U.S. Government Money Market Fund, and Spartan U.S. Treasury Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Spartan Money Market Fund	$48,000	$43,000
Spartan U.S. Government Money Market Fund	$32,000	$25,000
Spartan U.S. Treasury Money Market Fund	$37,000	$30,000
All funds in the Fidelity Group of Funds audited by PwC	$11,300,000	$10,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended April 30, 2005 and April 30, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Spartan Money Market Fund	$0	$0
Spartan U.S. Government Money Market Fund	$0	$0
Spartan U.S. Treasury Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B
Spartan Money Market Fund	$1,700	$1,500
Spartan U.S. Government Money Market Fund	$1,700	$1,500
Spartan U.S. Treasury Money Market Fund	$1,700	$1,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B
Spartan Money Market Fund	$5,500	$5,700
Spartan U.S. Government Money Market Fund	$1,600	$1,500
Spartan U.S. Treasury Money Market Fund	$2,900	$2,800
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$450,000	$210,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended April 30, 2005 and April 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended April 30, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2005
Spartan Money Market Fund	0%
Spartan U.S. Government Money Market Fund	0%
Spartan U.S. Treasury Money Market Fund	0%

(g) For the fiscal years ended April 30, 2005 and April 30, 2004, the aggregate fees billed by PwC of $3,100,000A and $1,950,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$450,000	$250,000
Non-Covered Services	$2,650,000	$1,700,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 23, 2005